Note 3 - Earnings Per Share - Shares Used in Calculation of Earnings Per Share (Details) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Weighted-average common shares issued (in shares)									7,286,554	7,232,238
Average treasury stock shares (in shares)									(816,146)	(772,330)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	6,423,543	6,458,258	6,502,508	6,498,278	6,478,360	6,468,786	6,451,452	6,440,524	6,470,408	6,459,908
Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share (in shares)									32,398	27,906
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	6,455,387	6,479,066	6,514,946	6,510,568	6,500,298	6,496,652	6,480,658	6,476,138	6,502,806	6,487,814